Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 265,650	$ 37,415	¥ 266,561
Deferred revenues - current	2,097	295	3,351
Deferred revenues - non-current	¥ 964	$ 136	¥ 1,107
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
Ordinary shares, shares issued (in shares)	2,860,222,213	2,860,222,213	2,793,298,344	2,793,298,344
Ordinary shares, shares outstanding (in shares)	2,820,978,543	2,820,978,543	2,756,458,772	2,756,458,772
Class B ordinary shares
Ordinary shares, shares issued (in shares)	323,212,124	323,212,124	386,374,723	386,374,723
Ordinary shares, shares outstanding (in shares)	316,685,372	316,685,372	379,220,475	379,220,475
Traffic support, marketing and promotion services
Deferred revenues - current | ¥	¥ 182		¥ 431
Deferred revenues - non-current | ¥			179
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 27,923		¥ 27,450